RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Trade accounts receivable	$ 227	$ 173
Trade accounts payable	1	37
Revenues	508	644	$ 370
Selling, general and administrative expenses	$ 336	$ 340	$ 339